Revenue from License and Collaboration Agreements-Third Parties (Tables)	12 Months Ended
Dec. 31, 2017
Revenue from License and Collaboration Agreements-Third Parties
Summary of revenue from license and collaboration agreements-third parties

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Milestone revenue	9,457	9,931	19,212
Amortization of upfront payment	1,655	1,679	1,907
Research and development services	15,203	14,834	22,941

	26,315	26,444	44,060